Going Concern and Management Plans (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern and Management Plans [Abstract]
Net Losses	$ (2,227,435)	$ (156,749)	$ (3,822,887)	$ (601,750)	$ (1,544,534)	$ (194,215)
Cash	588,179	588,179,000	588,179	588,179,000	303,626	135,820
Stockholders' equity	513,779		513,779		(1,831,393)	(6,576)	(4,661)
Working capital	490,570		490,570		(1,839,127)
Proceeds from issuance of common stock and exercise of warrants			$ 1,970,000